Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 280,000
Previously Paid Amount	0.00
Total Fee Amount	42.87
Total Offset Amount	0.00
Net Fee	42.87
Narrative - Max Aggregate Offering Price	$ 280,000
Final Prospectus	true